Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Canadian banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ (2)	$ (9)	$ (2)	$ (11)	$ 22
International banking [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	65	48	38	113	73
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Net income from investments in associated corporations	$ 159	$ 150	$ 123	$ 309	$ 177